Related party transactions	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Related party transactions [Text Block]
28.	Related party transactions

All transactions with related parties have occurred in the normal course of operations and were measured at the exchange amount agreed to by the parties. All amounts were unsecured, non-interest bearing and have no specific terms of settlement.

Transactions with key management personnel were as follows:

	Year ended December 31,
	2017	2016
	$	$
Salaries and benefits	1,797	3,694
Share-based payments	736	313
Total compensation	2,533	4,007

Key management personnel consist of directors and officers of the Company. No other related party transactions have taken place during 2017 or 2016.